Pensions and Other Postretirement Benefits (Pension Plans with ABO and PBO in Excess of Plan Assets) (Details) - Pensions [Member] - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Information for the pension plans with an accumulated benefit obligation in excess of plan assets [Abstract]
Accumulated benefit obligation	$ 676	$ 714
Fair value of plan assets	225	303
Information for the pension plans with a projected benefit obligation in excess of plan assets
Projected benefit obligation	843	780
Fair value of plan assets	$ 322	$ 303